Supplementary Cash Flow Information - Schedule of Intangible Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Asset [Abstract]
Purchase of intangible asset	$ 275,609	$ 93,347	$ 44,648
Add: Beginning balance of payable to suppliers	1,758	81,149	289,017
Less: Ending balance of payable to suppliers	(1,647)	(1,758)	(81,149)
Exchange difference	(111)	(1,197)	(23,342)
Cash paid during the year	$ 275,609	$ 171,541	$ 229,174